AB International Value Fund

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 18.8%
Aerospace & Defense – 6.0%
Airbus SE	12,961	$2,709,743
BAE Systems PLC	76,525	1,813,707
Melrose Industries PLC	322,782	2,563,214

		7,086,664

Construction & Engineering – 3.0%
Shimizu Corp.	127,500	1,712,872
Vinci SA	13,383	1,815,155

		3,528,027

Electrical Equipment – 1.5%
Mitsubishi Electric Corp.	72,100	1,721,245

Ground Transportation – 1.3%
Keisei Electric Railway Co., Ltd.(a)	171,700	1,579,968

Machinery – 4.0%
CNH Industrial NV	155,847	1,784,448
Techtronic Industries Co., Ltd. - Class H	97,000	1,254,442
Toyota Industries Corp.(a) (b)	15,900	1,751,424

		4,790,314

Passenger Airlines – 1.6%
Ryanair Holdings PLC (Sponsored ADR)	30,610	1,942,817

Professional Services – 1.4%
Persol Holdings Co., Ltd.	860,700	1,605,206

		22,254,241

Financials – 18.1%
Banks – 11.4%
ABN AMRO Bank NV	63,660	1,836,187
Banco Bilbao Vizcaya Argentaria SA	122,508	2,229,523
Danske Bank A/S	45,766	1,883,646
Erste Group Bank AG	17,522	1,667,839
Eurobank Ergasias Services & Holdings SA - Class A	364,260	1,338,678
NatWest Group PLC	308,729	2,130,890
Resona Holdings, Inc.	246,600	2,473,259

		13,560,022

Insurance – 6.7%
ASR Nederland NV(a)	26,330	1,826,714
AXA SA	52,811	2,459,812
Beazley PLC	140,310	1,485,353
Prudential PLC	163,500	2,180,728

		7,952,607

		21,512,629

Health Care – 13.1%
Health Care Equipment & Supplies – 1.5%
Siemens Healthineers AG	31,626	1,751,273

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.0%
Fresenius SE & Co. KGaA	21,615	$1,175,293

Life Sciences Tools & Services – 1.8%
ICON PLC(b)	11,816	2,102,539

Pharmaceuticals – 8.8%
Haleon PLC	496,964	2,445,679
Merck KGaA	9,186	1,166,322
Novo Nordisk A/S - Class B	25,207	1,424,433
Roche Holding AG	11,219	3,658,271
Takeda Pharmaceutical Co., Ltd.	58,700	1,767,031

		10,461,736

		15,490,841

Consumer Discretionary – 10.1%
Automobile Components – 1.4%
Toyo Tire Corp.	66,400	1,686,950

Automobiles – 2.2%
Honda Motor Co., Ltd.(a)	234,000	2,593,883

Household Durables – 1.9%
Sony Group Corp.	81,900	2,238,420

Specialty Retail – 3.2%
Industria de Diseno Textil SA	44,919	2,221,664
JD Sports Fashion PLC(a)	1,203,007	1,561,544

		3,783,208

Textiles, Apparel & Luxury Goods – 1.4%
Burberry Group PLC(b)	97,309	1,689,338

		11,991,799

Communication Services – 7.6%
Diversified Telecommunication Services – 4.7%
Deutsche Telekom AG (REG)	58,181	2,129,133
Koninklijke KPN NV	342,454	1,634,244
Telstra Group Ltd.	543,559	1,738,997

		5,502,374

Entertainment – 1.4%
Toho Co. Ltd./Tokyo(a)	26,400	1,675,813

Media – 1.5%
Publicis Groupe SA	19,765	1,825,066

		9,003,253

Information Technology – 7.0%
Semiconductors & Semiconductor Equipment – 5.3%
NXP Semiconductors NV	5,311	1,247,288
Taiwan Semiconductor Manufacturing Co., Ltd.	67,200	2,516,733
Tokyo Electron Ltd.	18,420	2,508,548

		6,272,569

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co., Ltd.	40,556	2,026,170

		8,298,739

Company	Shares	U.S. $ Value

Materials – 6.9%
Chemicals – 3.3%
Arkema SA	15,034	$1,066,690
Kuraray Co., Ltd.	110,900	1,321,342
Tosoh Corp.	94,400	1,488,161

		3,876,193

Construction Materials – 2.0%
CRH PLC	21,205	2,395,105

Metals & Mining – 1.6%
Lundin Mining Corp.(a)	170,815	1,976,372

		8,247,670

Energy – 6.3%
Energy Equipment & Services – 4.8%
Shell PLC	114,955	4,252,707
Vallourec SACA	78,982	1,417,943

		5,670,650

Oil, Gas & Consumable Fuels – 1.5%
Repsol SA	109,749	1,799,455

		7,470,105

Consumer Staples – 4.7%
Beverages – 1.6%
Coca-Cola Europacific Partners PLC(a)	20,935	1,860,284

Food Products – 3.1%
Nestle SA (REG)	21,960	2,071,499
Toyo Suisan Kaisha Ltd.	23,600	1,623,340

		3,694,839

		5,555,123

Utilities – 3.3%
Electric Utilities – 3.3%
EDP SA	451,361	1,999,041
Enel SpA	210,530	1,942,802

		3,941,843

Real Estate – 3.0%
Diversified REITs – 1.4%
Merlin Properties Socimi SA	111,914	1,668,527

Real Estate Management & Development – 1.6%
Mitsui Fudosan Co., Ltd.	174,800	1,848,026

		3,516,553

Total Common Stocks (cost $91,800,510)		117,282,796

Total Investments Before Security Lending Collateral for Securities Loaned – 98.9% (cost $91,800,510)		117,282,796

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $2,698,591)	2,698,591	$2,698,591

Total Investments – 101.2% (cost $94,499,101)(f)		119,981,387
Other assets less liabilities – (1.2)%		(1,470,201)

Net Assets – 100.0%		$118,511,186

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	EUR	1,148	USD	1,340	09/10/2025	$(3,685)
Bank of America NA	USD	4,403	CHF	3,480	09/10/2025	(48,959)
Bank of America NA	CAD	2,240	USD	1,623	11/14/2025	(13,347)
Bank of America NA	TWD	65,165	USD	2,200	11/21/2025	50,717
Bank of New York (The)	USD	1,400	SGD	1,791	09/18/2025	(2,059)
Barclays Capital, Inc.	BRL	1,542	USD	284	09/03/2025	(238)
Barclays Capital, Inc.	USD	274	BRL	1,542	09/03/2025	10,763
Citibank NA	USD	1,297	GBP	960	09/19/2025	923
Citibank NA	KRW	2,505,252	USD	1,827	10/14/2025	19,414
Deutsche Bank AG	USD	548	EUR	470	09/10/2025	1,819
Deutsche Bank AG	USD	1,378	GBP	1,024	09/19/2025	6,752
Goldman Sachs Bank USA	GBP	420	USD	567	09/19/2025	(1,169)
HSBC Bank USA	KRW	401,789	USD	290	10/14/2025	268
Morgan Stanley Capital Services, Inc.	BRL	1,542	USD	283	09/03/2025	(1,573)
Morgan Stanley Capital Services, Inc.	USD	284	BRL	1,542	09/03/2025	238
Morgan Stanley Capital Services, Inc.	USD	3,590	SEK	33,950	09/04/2025	(2,685)
Morgan Stanley Capital Services, Inc.	EUR	3,158	USD	3,723	09/10/2025	26,906
Morgan Stanley Capital Services, Inc.	USD	281	BRL	1,542	10/02/2025	1,476
Morgan Stanley Capital Services, Inc.	JPY	728,657	USD	4,977	10/30/2025	(12,938)
NatWest Markets PLC	USD	6,976	AUD	10,776	11/07/2025	83,759
State Street Bank & Trust Co.	USD	1,013	NOK	10,229	09/04/2025	5,010
State Street Bank & Trust Co.	USD	311	SEK	2,977	09/04/2025	3,577
State Street Bank & Trust Co.	EUR	972	USD	1,143	09/10/2025	5,201
State Street Bank & Trust Co.	EUR	2,015	USD	2,349	09/10/2025	(9,218)
State Street Bank & Trust Co.	USD	430	CHF	339	09/10/2025	(5,553)
State Street Bank & Trust Co.	USD	1,835	EUR	1,575	09/10/2025	8,228
State Street Bank & Trust Co.	USD	679	EUR	578	09/10/2025	(3,054)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	GBP	1,485	USD	2,004	09/19/2025	$(4,009)
State Street Bank & Trust Co.	USD	572	GBP	423	09/19/2025	(1,166)
State Street Bank & Trust Co.	USD	316	KRW	436,971	10/14/2025	(337)
State Street Bank & Trust Co.	USD	898	ILS	3,066	10/22/2025	20,936
State Street Bank & Trust Co.	JPY	69,201	USD	473	10/30/2025	(535)
State Street Bank & Trust Co.	USD	1,986	JPY	290,708	10/30/2025	5,840
State Street Bank & Trust Co.	USD	284	NZD	479	11/07/2025	(342)
UBS	EUR	489	USD	567	09/10/2025	(5,410)

						$135,550

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,242,770 and gross unrealized depreciation of investments was $(2,624,934), resulting in net unrealized appreciation of $25,617,836.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August, 2025 (unaudited)

25.2%	Japan
14.8%	United Kingdom
9.6%	France
8.5%	United States
6.8%	Spain
5.3%	Germany
4.9%	Switzerland
4.5%	Netherlands
3.3%	Italy
2.9%	Hong Kong
2.8%	Denmark
2.2%	Taiwan
1.7%	South Korea
1.7%	Portugal
5.8%	Other

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Australia, Austria, Chile and Greece.

AB International Value Fund

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$3,727,265	$18,526,976		$—	$22,254,241
Financials	2,459,812	19,052,817		—	21,512,629
Health Care	6,936,103	8,554,738		—	15,490,841
Consumer Discretionary	—	11,991,799		—	11,991,799
Communication Services	1,634,244	7,369,009		—	9,003,253
Information Technology	1,247,288	7,051,451		—	8,298,739
Materials	4,371,477	3,876,193		—	8,247,670
Energy	—	7,470,105		—	7,470,105
Consumer Staples	3,931,783	1,623,340		—	5,555,123
Utilities	1,942,802	1,999,041		—	3,941,843
Real Estate	—	3,516,553		—	3,516,553
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,698,591	—		—	2,698,591

Total Investments in Securities	28,949,365	91,032,022	(a)	—	119,981,387
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	251,827		—	251,827
Liabilities:
Forward Currency Exchange Contracts	—	(116,277)		—	(116,277)

Total	$28,949,365	$91,167,572		$—	$120,116,937

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,138	$28,504	$30,642	$0	$64
AB Government Money Market Portfolio*	195	39,245	36,741	2,699	84
Total	$2,333	$67,749	$67,383	$2,699	$148

*	Investments of cash collateral for securities lending transactions.